PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	June 30,	December 31,
Classification	2012	2011

Plant, machinery and equipment	$ 3,724,990	$ 6,294,458
Office equipment	152,329	357,717
Furniture and fixtures	242,090	449,147
Vehicles	19,468	25,604
Leasehold improvements	826,579	1,012,823
	4,965,456	8,139,749
Less: accumulated depreciation	(3,882,926)	(6,867,760)

Total	$ 1,082,530	$ 1,271,989

Depreciation expense recognized in the unaudited consolidated condensed statements of operations and comprehensive loss was included in the following captions:

	For the three month periods ended
	June 30,	June 30,
Depreciation Expense	2012	2011

Cost of sales	$ 103,432	$ 87,353
Operating expenses	38,935	94,156
Research and development	-	29,028

Total	$ 142,367	$210,537

	For the six month periods ended
	June 30,	June 30,
Depreciation Expense	2012	2011

Cost of sales	$ 179,687	$ 163,544
Operating expenses	115,117	198,360
Research and development	-	58,191

Total	$ 294,804	$ 420,095

At March 31, 2012, the Company recognized an impairment loss for furniture, fixtures and office equipment located at its Canadian facility. The estimated recovery from the sale of furniture, fixtures and office equipment is expected to be nominal and, accordingly, the Company has valued these assets as $0 and recorded an impairment loss equal to the full amount of their carrying value.

The details of impairment losses recognized are summarized in the following table:

For the three month period ended
Asset grouping	June 30, 2012	June 30, 2011
Plant and machinery	$ -	$ 180,993
Leasehold improvements	-	93,328
Furniture & fixtures (Abandonment)	-	-
Office equipment (Held for sale)	-	36,983
Computer hardware (Held for sale)	-	-
Computer software (Held for sale)	-	-
Total impairment loss recognized	-	311,304

Gain on disposal of plant and equipment	-	-
Total impairment loss recognized	$ -	$ 311,304

	For the six month period ended
Asset grouping	June 30, 2012	June 30, 2011
Plant and machinery	$ -	$ 180,993
Leasehold improvements	-	93,328
Furniture & fixtures (Abandonment)	1,800	-
Office equipment (Held for sale)	2,132	36,983
Computer hardware (Held for sale)	18,474	-
Computer software (Held for sale)	20,267	-
Total impairment loss recognized	42,674	311,304

Gain on disposal of plant and equipment	(13,729)	-
Total impairment loss recognized	$ 28,945	$ 311,304